Property, plant and equipment - Schedule of Plant, Property and Equipment (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Cost	$ 9,588,813	$ 8,427,088
Accumulated depreciation	1,346,975	1,186,108
Net book value	8,241,838	7,240,980
Land
Property, Plant and Equipment [Line Items]
Cost	114,847	74,517
Accumulated depreciation	0	0
Net book value	114,847	74,517
Equipment
Property, Plant and Equipment [Line Items]
Cost	99,722	94,583
Accumulated depreciation	51,979	47,541
Net book value	47,743	47,042
Generation
Property, Plant and Equipment [Line Items]
Cost	2,918,692	2,816,611
Accumulated depreciation	633,210	540,118
Net book value	2,285,482	2,276,493
Generation | Construction in progress
Property, Plant and Equipment [Line Items]
Cost	136,424	140,235
Accumulated depreciation	0	0
Net book value	136,424	140,235
Distribution and Transmission
Property, Plant and Equipment [Line Items]
Cost	5,766,885	4,997,613
Accumulated depreciation	661,786	598,449
Net book value	5,105,099	4,399,164
Distribution and Transmission | Construction in progress
Property, Plant and Equipment [Line Items]
Cost	552,243	303,529
Accumulated depreciation	0	0
Net book value	$ 552,243	$ 303,529